Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2022
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Changes in Asset Retirement Obligations

As at December 31	2022	2021
Balance, beginning of year	$429	$379
Obligations acquired	—	5
New obligations	3	4
Obligations settled (a)	(10)	(10)
Disposals	(1)	—
Revision in estimated cash flow	(2)	40
Accretion expense (b)	20	19
Foreign exchange translation	23	(1)
Reclassified to liabilities associated with assets held for sale (note 5)	(4)	—
Total	$458	$436
Less: current portion (included in accounts payable and accrued liabilities)	(7)	(7)
Balance, end of year	$451	$429
(a)During the year ended December 31, 2022, approximately $7 million of asset retirement obligations included in accounts payable and accrued liabilities were settled (December 31, 2021 - $7 million).
(b)Certain amounts relating to Utility asset retirement obligations are recorded through regulatory assets or liabilities on the Consolidated Balance Sheets due to regulatory treatment. The remaining portion is recorded through the Consolidated Statements of Income.